Summary of Significant Accounting Policies (Details)				3 Months Ended			12 Months Ended
	Apr. 09, 2025 USD ($) shares	Mar. 28, 2025 USD ($) $ / shares shares	Oct. 29, 2023 USD ($)	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($) shares	Apr. 04, 2024 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) shares	Nov. 25, 2025 USD ($)	Apr. 05, 2024 $ / shares	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Adjustment to marketing expense				$ (1,493,269)	$ (400,541)		$ (1,404,324)	$ (227,388)
Adjustment to athlete expense				2,508,472	965,410		3,743,219	204,071
Deferred offering costs				7,277,901			3,987,901	0
Advertising expense							174,629	0
Simple agreements for future equity, aggregate amount							40,000,000		$ 40,000,000
Proceeds from issuance of Simple Agreements for Future Equity				10,326,342	0		29,660,667	899,999
Simple agreements for future equity, receivable							10,300,000
Simple agreements for future equity, current				39,987,009			29,660,667	$ 0			$ 341,999
Simple agreements for future equity, issued during period						$ 899,999
Simple agreements for future equity, conversion price (in dollars per share) | $ / shares										$ 1.65
Issuance of preferred stock (in shares) | shares								1,826,442
Proceeds from exercise of warrants							2,332	$ 0
Payments of stock issuance costs				$ 1,096,508	$ 105,389		$ 3,519,309	0
Number of operating segments | segment				1			1
Internet Domain Names
Significant Accounting Policies [Line Items]
Payments to acquire intangible assets			$ 30,000
Stock options
Significant Accounting Policies [Line Items]
Expected dividend yield				0.00%			0.00%
US Treasury Bill Securities
Significant Accounting Policies [Line Items]
Cash and cash equivalents, fair value disclosure							$ 25,300,000	4,000,000.0
Series B Preferred Stock
Significant Accounting Policies [Line Items]
Issuance of preferred stock (in shares) | shares		69,710			412,684
Proceeds from issuance of preferred stock		$ 1,000,000			$ 5,900,000
Payments of stock issuance costs							100,000	100,000
Series A Preferred Stock
Significant Accounting Policies [Line Items]
Payments of stock issuance costs							100,000	100,000
Business Combination Agreement with A Paradise Acquisition Corp.
Significant Accounting Policies [Line Items]
Estimated valuation cap							$ 1,200,000,000
SAFE Investor Warrants
Significant Accounting Policies [Line Items]
Simple agreement for future equity, warrants, conversion ratio							0.50
Warrants, term							2 years
Equity Classified Warrants
Significant Accounting Policies [Line Items]
Warrants, term		90 days
Common shares for warrants to purchase (in shares) | shares		233,183
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.01
Proceeds from exercise of warrants	$ 2,332
Exercise of warrants (in shares) | shares	233,183
Equity Classified Warrants | Measurement Input, Price Volatility
Significant Accounting Policies [Line Items]
Warrants measurement input		0.85
Equity Classified Warrants | Measurement Input, Risk Free Interest Rate
Significant Accounting Policies [Line Items]
Warrants measurement input		0.043
Equity Classified Warrants | Measurement Input, Expected Dividend Rate
Significant Accounting Policies [Line Items]
Warrants measurement input		0
Computer equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life							3 years
Fitness equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life							5 years
Reclassification, Other
Significant Accounting Policies [Line Items]
Adjustment to marketing expense								204,071
Adjustment to athlete expense								$ 204,071